Investment Securities (Details 3) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Estimated fair value	$ 406,549,000	$ 245,249,000
U.S. Government sponsored enterprises
Level 1 valuation	0	0
Level 2 valuation	14,267,000	7,507,000
Level 3 valuation	0	0
Estimated fair value	14,267,000	7,507,000
Mortgage-backed securities
Level 1 valuation	0	0
Level 2 valuation	217,152,000	145,314,000
Level 3 valuation	0	0
Estimated fair value	217,152,000	145,314,000
State and political subdivisions
Level 1 valuation	0	0
Level 2 valuation	167,241,000	92,428,000
Level 3 valuation	0	0
Estimated fair value	167,241,000	92,428,000
U.S Treasuries [Member]
Level 1 valuation	0	0
Level 2 valuation	7,889,000	0
Level 3 valuation	0	0
Estimated fair value	$ 7,889,000	$ 0